SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8  – SUBSEQUENT EVENTS

Management has evaluated events occurring after the date of these financial statements through the date that these financial statements were issued.  Based on our evaluation no events other than the following have occurred that require disclosure:

On April 1, 2016, the Company entered into an agreement to issue a convertible promissory note to an unrelated party for an amount of $40,000.

On April 4, 2016, the Company entered into an investment agreement with an unrelated party.  Per the investment agreement, the investor will invest up to $5,000,000 to purchase the Company’s common stock, par value of $.001 per share.